NON-WHOLLY-OWNED SUBSIDIARIES (Tables)	12 Months Ended
Dec. 31, 2021
Interests In Other Entities [Abstract]
Disclosure of interests in subsidiaries
The following provides information about the wholly-owned subsidiaries of the company as at December 31, 2021 and 2020:

Business type	Name of entity	Country of incorporation	Voting interest		Economic interest
			2021	2020	2021	2020
Business services
Construction operations	Multiplex Global Limited	United Kingdom	100%	100%	100%	100%
The following table presents details of non-wholly-owned subsidiaries of the company:

Business type	Name of entity	Country of incorporation	Voting interest		Economic interest
			2021	2020	2021	2020
Business services
Healthcare services operations	Healthscope Pty Ltd.	Australia	100%	100%	28%	28%
Infrastructure services
Nuclear technology services operations	Westinghouse Electric Company	United States	100%	100%	27%	27%
Industrials
Water and wastewater operations	BRK Ambiental Participações S.A.	Brazil	70%	70%	26%	26%
The following tables present the gross assets and liabilities as at December 31, 2021 and 2020 as well as gross amounts of revenues, net income (loss), other comprehensive income (loss) and distributions for the years ended December 31, 2021, 2020 and 2019 from the company’s investments in material non-wholly-owned subsidiaries:

	Year ended December 31, 2021
	Total							Profit/(loss) allocated to others’ ownership interest	Distributions to others’ ownership interest	Equity allocated to others’ ownership interest
(US$ MILLIONS)	Current assets	Non-current assets	Current liabilities	Non-current liabilities	Revenues	Net income (loss)	OCI
Total	$2,483	$11,118	$2,313	$9,006	$5,944	$76	$219	$57	$(50)	$1,652

	Year ended December 31, 2020
	Total							Profit/(loss) allocated to others’ ownership interest	Distributions to others’ ownership interest	Equity allocated to others’ ownership interest
(US$ MILLIONS)	Current assets	Non-current assets	Current liabilities	Non-current liabilities	Revenues	Net income (loss)	OCI
Total	$2,574	$11,531	$2,543	$9,522	$5,691	$49	$(222)	$37	$(257)	$1,479

	Year ended December 31, 2019
	Total			Profit/(loss) allocated to others’ ownership interest	Distributions to others’ ownership interest	Equity allocated to others’ ownership interest
(US$ MILLIONS)	Revenues	Net income (loss)	OCI
Total	$5,157	$1	$(193)	$(6)	$(326)	$1,768
    The following table outlines the composition of accumulated non-controlling interests related to the interest of others presented in the company’s consolidated statements of financial position:

(US$ MILLIONS)	2021	2020
Non-controlling interests related to material non-wholly-owned subsidiaries
Business services	$889	$905
Infrastructure services	34	(213)
Industrials	729	787
Total non-controlling interests in material non-wholly-owned subsidiaries	$1,652	$1,479